Document and Entity Information	6 Months Ended
	Sep. 30, 2012	Nov. 19, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Pacific Green Technologies Inc.
Entity Central Index Key	0001553404
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,627,002

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Mar. 31, 2012
Current Assets
Cash and cash equivalents	$ 558,008	$ 3,348
VAT receivable	61	12,899
Total current assets	558,069	16,247
Total Assets	558,069	16,247
Current Liabilities
Accounts payable and accrued liabilities	222,806	46,492
Due to related parties	854,254	127,968
Promissory notes	947,980
Total current liabilites	2,025,040	174,460
Non-current Liabilities
Promissory notes	3,250,852
Total Liabilities	5,275,892	174,460
STOCKHOLDERS’ EQUITY (DEFICIT)
Authorized: 500,000,000 common shares with par value of $0.001 Issued: 5,627,002 and 5,000,000 for September 30, 2012 and March 31, 2012	602	2
Additional paid-in capital	599,400	1,419
Accumulated other comprehensive income (loss)	(4,379)	(247)
Accumulated deficit during development stage	(5,313,446)	(159,387)
Total Stockholders’ Equity	(4,717,823)	(158,213)
Total Liabilities and Stockholders’ Equity	$ 558,069	$ 16,247

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Jun. 13, 2012	Mar. 31, 2012
Balance Sheets [Abstract]
Common stock, shares authorized	500,000,000		500,000,000
Common stock, par value (in dollar)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	5,627,002		5,000,000
Common stock, shares outstanding	5,627,002		5,000,000

Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	18 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Sep. 30, 2012
Statement Of Operations and Comprehensive Loss [Abstract]
Revenues
General and administrative
Consultancy fees	260,342		321,884		88,551	410,435
Interest expenses	95,577		95,577		1,419	96,996
Professional fees	30,543		50,646		15,703	66,348
Auditor fees	7,655		7,655			7,655
Development and research expenses	3,149		7,419		47,886	55,306
Transfer agent and filing fees	1,642		7,176			7,176
Advertising	6,220		6,220			6,220
Office expenses	(550)		3,188		5,828	9,015
Meals and entertainment	115		1,881			1,881
Travel	695		1,574			1,574
Bank charges	483		572			572
Foreign exchange loss	306		306			306
Total operating expenses	406,177		504,098			663,484
Net Loss			(504,098)		159,387	(663,484)
Other comprehensive income (loss)
Currency translation adjustment	(13,500)		(8,816)		(247)	(8,816)
Net comprehensive loss for the period	$ (419,677)		$ (512,914)		$ 159,634	$ (654,668)
Net loss per stock – basic and diluted	$ (0.08)		$ (0.1)
Weighted average number of common stock basic and diluted	5,131,350	5,000,000	5,050,806	5,000,000

Consolidated Statements of Cash Flows (USD $)	6 Months Ended	12 Months Ended	18 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012
Operating Activities
Net Loss for the Period	$ (504,098)	$ 159,387	$ (663,484)
Items not Affecting Cash
Imputed interest	95,577	1,419	96,996
Foreign exchange	(4,132)		(4,103)
Items not Affecting Cash, Total	(412,653)		(570,591)
Net Change in Non-cash Working Capital
VAT receivable	12,838	(12,877)	(39)
Accounts payable and accrued liabilities	52,778	46,413	99,190
Operating Activities, Total	(347,037)	(124,432)	(471,440)
Financing Activities
Stocks issued for cash	600,000	2	600,000
Issuance of promissory note	100,000		100,000
Due to related parties	200,267	127,751	328,018
Financing Activities, Total	900,267	127,753	1,028,018
Investing Activities
Cash acquired on acquisition of Subsidiary	1,430		1,430
Investing Activities, total	1,430		1,430
EFFECT OF EXCHANGE RATE ON CASH		27
Net Increase (Decrease) in Cash	554,660	3,348	558,008
Cash position – beginning of period	3,348
Cash Position – End of Period	558,008	3,348	558,008
Supplemental Disclosure
Cash paid for interest
Cash paid for income taxes

Statement of Stockholders' Equity (Deficit) (USD $)	Total	COMMON STOCK	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ADDITIONAL PAID IN CAPITAL	DEFICIT ACCUMULATED DURING DEVELOPMENT STAGE
Beginning balance at Apr. 05, 2011
Share issued for cash at $1 per common share	$ 2	$ 2
Share issued for cash at $1 per common share, Shares		1
Imputed interest from a shareholder loan	1,419			1,419
Other Comprehensive Income	(247)		(247)
Net Loss for the Period	159,387				(159,387)
Balance at Mar. 31, 2012	$ (158,213)	$ 2	$ (247)	$ 1,419	$ (159,387)
Balance, Shares at Mar. 31, 2012		1

Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	6 Months Ended
Sep. 30, 2012
Statement Of Stockholders' Equity [Abstract]
Share price of shares issued for cash	$ 1

Nature of Business and Overview	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Nature Of Business and Overview [Abstract]
NATURE OF BUSINESS AND OVERVIEW

1)        NATURE OF BUSINESS AND OVERVIEW

Pacific Green Technologies Inc. (formerly known as ECash, Inc.), (the “Company”) was incorporated in Delaware on March 10, 1994, under the name of Beta Acquisition Corp. In September 1995, the Company changed its name to In-Sports International, Inc. In August 2002, the Company’s name was again changed from In-Sports International, Inc. to ECash, Inc., and on May 24, 2012, the board of directors approved a final name change from ECash, Inc. to Pacific Green Technologies Inc.

The Company was originally engaged in the business of operating automated teller machines and its shares were quoted on the OTCBB. The Company discontinued its operations on March 1, 2007. The Company has effectively entered into a new development stage for accounting purpose effective March 31, 2007. The management divested the Company’s main operating business to look for new opportunities. On January 7, 2008, the Company’s shares were deregistered from the OTCBB.

On June 13, 2012, the Company entered into a reverse split of its issued and outstanding common stock on the basis of 2,000 existing common shares for one new common share at a par value of $0.001. All common stock and per share data for prior periods have been restated to give effect to this reverse stock split.

On June 14, 2012, the Company entered into and closed an Assignment and Share Transfer Agreement (the “Assignment and Share Transfer Agreement”) with Pacific Green Group Limited (“PGG”) concerning the assignment of Representation Agreement (“Representation Agreement”) entered between PGG and EnviroResolutions, Inc. (“Enviro”) and the purchase of 100% of the issued and outstanding common shares of Pacific Green Technologies Limited (“PGT Limited”), a subsidiary of PGG in the United Kingdom, in exchange for an aggregate of 5,000,000 shares of common stock as well as a $5,000,000 promissory note (the “Promissory Note”). PGG, through the assignment of the Representation Agreement, has assigned to the Company a ten year exclusive worldwide representation agreement with Enviro to market and sell Enviro’s current and future environmental technologies. The Representation Agreement entitles the holder to a commission of 20% of all sales (net of taxes) generated by Enviro.

The transaction will result in the former shareholders of PGT Limited (being PGG) collectively owning a majority of the issued and outstanding common shares of PGT Inc.  The accounting principle applicable to a reverse takeover (“RTO”) has been applied to account for the transaction.  Under this basis of accounting, PGT Limited has been identified as the acquirer and, accordingly, these consolidated financial statements are a continuation of the financial statements of PGT Limited.  The carrying amounts of PGT Limited’s assets and liabilities are included in these consolidated financial statements.  The consolidated statement of operations included the operations of PGT Limited for the period from April 5, 2011 (inception) to September 30, 2012 and the operations of PGT Inc. from June 15, 2012 to September 30, 2012.

1.             NATURE OF BUSINESS AND OVERVIEW

The accompanying financial statements represent the accounts of Pacific Green Technologies Limited, incorporated for England and Wales on April 5, 2011. The Company is in the development stage. The purpose of incorporating the Company was to utilize local knowledge and contacts to build a platform for sales of environmental technologies. The Company’s fiscal year end is March 31st.

Going Concern	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Going Concern [Abstract]
GOING CONCERN
2)        GOING CONCERN

These consolidated financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is in the developmental stage and has not yet established an ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern. In addition, as of September 30, 2012, the Company has a working of capital deficiency of $1,466,971 (March 31, 2012 - $158,213). The Company’s current business plan requires additional funding beyond its anticipated cash flows from operations. These and other factors raise substantial doubt about the Company's ability to continue as a going concern.

In order to continue as a going concern, develop a reliable source of revenues, and achieve a profitable level of operations, the Company will need, among other things, additional capital resources during the next twelve months to finance the growth of its current operations and achieve its strategic objective. Management's plan to continue as a going concern includes raising additional capital through sales of common stocks to generate enough cash flow to fund its operations through 2012 and 2013. However management cannot grant any assurances that such financing will be secured.

The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

2.             GOING CONCERN

These financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is in the developmental stage and has not yet established an ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern. In addition, as of March 31, 2012, the Company has an accumulated deficit totaling $159,387. The Company’s current business plan requires additional funding beyond its anticipated cash flows from operations. These and other factors raise substantial doubt about the Company's ability to continue as a going concern.

In order to continue as a going concern, develop a reliable source of revenues, and achieve a profitable level of operations, the Company will need, among other things, additional capital resources during the next twelve months to finance the growth of its current operations and achieve its strategic objective. Management's plan to continue as a going concern includes raising additional capital through sales of common to generate enough cash flow to fund its operations through 2012 and 2013. However management cannot grant any assurances that such financing will be secured.

The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3)        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)  Basis of Presentation

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”).  All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as at September 30, 2012 have been included.

b)  Accounting Method

The Company’s consolidated financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

c)  Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, and all highly liquid debt instruments purchased with an original maturity of three months or less.  As at September 30, 2012 and March 31, 2012, there were no cash equivalents.

d)  Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from these estimates. The significant areas requiring the use of management estimates are related to valuation of deferred taxes. Although these estimates are based on management‘s knowledge of current events and actions management may undertake in the future, actual results may ultimately differ materially from those estimates.

e)  Stock-Based Compensation

The Company followed Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”, to account for its stock options and similar equity instruments issued.  Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period.  ASC 718 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

The Company did not grant any stock options during the periods ended September 30, 2012 and March 31, 2012.

f)  Foreign Currency Translations

The Company‘s has chosen U.S. dollars as its functional and reporting currency. PGT Limited has chosen U.K. pounds as its functional currency. Foreign currency transactions in the foreign subsidiaries are translated into their functional currency using the exchange rate in effect at that date for assets, liabilities, revenues and expenses. At the period end, monetary assets and liabilities denominated in the foreign currency are re-evaluated into the functional currency by using the exchange rate in effect for the period end. The resulting foreign exchange gains and losses are included in operations.

Assets and liabilities of the foreign subsidiaries are translated into the reporting U.S. dollars at exchange rates in effect at the balance sheet date. Revenues and expenses are translated at the average exchange rates. Gain and losses from such translations are included in stockholders’ equity, as a component of other comprehensive income.

g)  Comprehensive Income

ASC 220, “Comprehensive Income” establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its statements of operations and comprehensive loss. Comprehensive income comprises equity except those transactions resulting from investments by owners and distributions to owners. The Company has no elements of “other comprehensive income” for the periods ended September 30, 2012 and March 31, 2012.

h)  Concentration of credit risk

The Company places its cash and cash equivalents with high credit quality financial institution. As of September 30, 2012 and March 31, 2012, the Company had approximately $nil in a bank beyond federally insured limit.

i)  Income Taxes

ASC 740, “Income Taxes” requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequence of events that have been recognized in the Company’s consolidated financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse.

j)  Basic and Diluted Loss per Share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is calculated using the treasury stock method and reflects the potential dilution of securities by including stock options, special warrants, and contingently issuable shares, if any, in the weighted average number of common shares outstanding for a year, if dilutive. In a loss year, potential dilutive common shares are excluded from the loss per share calculation as the effect would be anti-dilutive. Accordingly, basic and diluted loss per share is the same for the loss year. As at September 30, 2012 and March 31, 2012, the basic loss per share was equal to diluted loss per share as there was no dilutive instruments.

k)  Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value as follows:

Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3 – inputs that are not based on observable market data.

For the periods ended September 30, 2012 and March 31, 2012, the fair value of cash and cash equivalents was measured using Level 1 inputs. The Company’s financial instruments include cash and cash equivalents, accounts payable and accrued liabilities, due to related parties, and promissory notes.  With the exception of the promissory notes, the fair values of these financial instruments approximate their carrying values due to their short-term nature.  The promissory note has been discounted to reflect its net present value as at September 30, 2012. Management is of the opinion that the Company is not exposed to significant interest, credit or currency risks arising from these financial instruments.

l)  New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This Update resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term ―fair value. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASC No. 2011- 4 is not expected to have a material impact on the Company‘s consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on April 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.

3.             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”).  All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as at March 31, 2012 have been included.

Accounting Method

The Company’s financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from these estimates. The significant areas requiring the use of management estimates are related to the valuation of deferred taxes. Although these estimates are based on management‘s knowledge of current events and actions management may undertake in the future, actual results may ultimately differ materially from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, and all highly liquid debt instruments purchased with a maturity of three months or less.  As at March 31, 2012, there were no cash equivalents.

Stock-Based Compensation

The Company followed Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”, to account for its stock options and similar equity instruments issued.  Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period.  ASC 718 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

The Company did not grant any stock options during the period ended March 31, 2012.

Foreign Currency Translations

The Company’s functional currency is British Pounds. Transactions in other currencies are recorded in British Pounds at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into British Pounds at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the statements of operations.

The Company has chosen U.S. dollars as its reporting currency. The Company’s assets and liabilities are translated into the reporting U.S. dollars at exchange rates at the balance sheet date, equity accounts are translated at historical exchange rate and revenues and expenses are translated by using the average exchange rates. Accumulated translation adjustments are reported as a separate component of other comprehensive income (loss) in the statement of stockholders’ equity.

Comprehensive Income (Loss)

ASC 220, “Comprehensive Income” establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its statement of operations and comprehensive loss. Comprehensive income (Loss) comprises equity except those transactions resulting from investments by owners and distributions to owners.

Concentration of credit risk

The Company places its cash and cash equivalent with high credit quality financial institution. As of March 31, 2012, the Company had approximately $nil in a bank beyond federally insured limit.

Income Taxes

SC740, “Income Taxes” requires the Company to recognized deferred tax liabilities and assets for the expected future tax consequence of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse.

Basic and Diluted Loss per Share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is calculated using the treasury stock method and reflects the potential dilution of securities by including stock options, special warrants, and contingently issuable shares, if any, in the weighted average number of common shares outstanding for a year, if dilutive. In a loss year, potential dilutive common shares are excluded from the loss per share calculation as the effect would be anti-dilutive. Accordingly, basic and diluted loss per share is the same for the loss year. As at March 31, 2012, the basic loss per share was equal to diluted loss per share as there was no dilutive instruments.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value as follows:

●	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2 – inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – inputs that are not based on observable market data.

For the period ended March 31, 2012, the fair value of cash and cash equivalents was measured using Level 1 inputs. The Company’s financial instruments include cash and cash equivalents, accounts payable and accrued liabilities and shareholder loan.  Fair values of these financial statements approximate their carrying values due to their short-term nature.  Management is of the opinion that the Company is not exposed to significant interest, credit or currency risks arising from these financial instruments.

New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This Update resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term ―fair value. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASC No. 2011- 04 is not expected to have a material impact on the Company‘s financial statements.

In June 2011, the FASB issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on April 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on the Company’s financial position or results of operations.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

5.             INCOME TAXES

The Company is subject to income tax in UK on their taxable income as reported in its statutory accounts at a tax rate in accordance with the relevant UK Income Tax Act. A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

Period from April 5, 2011 (Inception) March 31, 2012

Loss for the period	$159,387
Statutory UK tax rate	20%

Income tax recovery	31,900
Non-deductible expenses	(400)
Unrecognized benefit of non-capital losses	(31,500)
$-

Deferred tax assets and the valuation account are as follows:

March 31, 2012
Deferred tax asset:
Net operating loss carryforward	$31,000
Valuation allowance	(31,000)
$-

The Company has non-capital losses of approximately $157,000, which may be carried forward indefinitely and applied against taxable income in future years. The benefits of these losses have not been reflected in these financial statements and have been offset by a valuation allowance.

Due to Related Parties	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Due To Related Parties [Abstract]
DUE TO RELATED PARTIES

4)        DUE TO RELATED PARTIES

Related Party Disclosure
Name and Principal Position	Period (i)	Remuneration or fees(ii)	Due to Related Parties(iii)
Sichel Limited, a corporation who became a shareholder of the Company.	20122011	$71,333-	$854,254127,968

(i)	For the six months ended 30 September 2012 and 2011

(ii)	Amounts disclosed were paid or accrued to the related party

(iii)	The loan is unsecured, non-interest bearing, and is due on demand.

Related party transactions occurred in the normal course of operations on terms and conditions that are similar to those of transactions with unrelated parties and, therefore, are measured at the exchange amount.

6.             RELATED PARTY TRANSACTIONS

During the period ended March 31, 2012, the Company entered into the following transactions with related parties.

a)	Paid consulting fee of $76,579 (£47,976) to a director and officer.

b)
As at March 31, 2012, there was a shareholder loan of $127,968 from the holding company of the Company for operating expenses. This loan is unsecured, non-interest-bearing and due on demand. The Company recorded imputed interests calculated based on the average outstanding balance and the market interest rate of 7.9% thereby leading to the recognition of interest expense of $1,419. A corresponding amount was classified as contributed surplus.

Related party transactions are in the normal course of operations, occurring on terms and conditions that are similar to those of transactions with unrelated parties and, therefore, are measured at the exchange amount.

Acquisition	6 Months Ended
Sep. 30, 2012
Acquisition [Abstract]
ACQUISITION

5)        ACQUISITION

On June 14, 2012, the Company entered into the Assignment and Share Transfer Agreement PGG concerning the assignment of Representation Agreement entered between PGG and Enviro and the purchase of 100% of the issued and outstanding common shares of PGT Limited in exchange for an aggregate of 5,000,000 shares of common stock as well as a $5,000,000 promissory note (the “Promissory Note”).

For the purpose of preparing the unaudited consolidated financial statements, it is assumed that the Promissory Note will be repaid with the income earned under the terms of Representation Agreement and the Promissory Notes have been discounted at market rate of 7.9% to arrive the net present value of the Promissory Note of $4,003,255 as at June 14, 2012.

In connection with the reverse takeover described in Note 1 and prior to the acquisition, PGT Inc. had no business and did not meet the definition of a business under ASC 805 “Accounting for Business Combinations”.  Accordingly, the reverse takeover of PGT Inc. by PGT Limited has been accounted for as a capital transaction, in respect of which the net assets of PGT Inc. on June 14, 2012 were accounted for as recapitalization of PGT Limited.  A breakdown of PGT Inc.’s net assets as at June 14, 2012 is as follows:

Cash	$1,430
Less: Accounts payable and accrued liabilities	(123,536)
Less: Due to related parties	(526,020)
Less: Promissory note in connection with the RTO	(4,003,255)
Net liabilities acquired	$(4,651,381)

Promissory Notes	6 Months Ended
Sep. 30, 2012
Promissory Notes [Abstract]
PROMISSORY NOTES

6)         PROMISSORY NOTES

a)
Under the terms of the Promissory Note, per Note 5, the loan repayments specified above shall not exceed the amount the Company earns under the terms of the Representation Agreement assigned along with the acquisition of PGT Limited.  If the Company is unable to meet the repayment schedule set out above, PGG will have the option to either roll over any unpaid portion to the following payment date or to convert the outstanding amount into new shares of the Company’s common stocks.  The Promissory Note is unsecured and cannot itself be used by PGG to cause the Company’s insolvency.

b)
On July 3, 2012, the Company entered into a Consulting Service Agreement with Denali Equity Group, LLC, (“Denali”) a Nevada limited liability company. In connection therewith, the Company issued a convertible promissory note to Denali in exchange for consulting service provided in the amount of $100,000.  The maturity date of the promissory note is June 30, 2014, where upon all principle and interest outstanding shall be due.  Interest accrues at 8% per annum on the unpaid principle amount.  The promissory note is convertible into common share of the Company at any time and from time to time.  The amount of promissory note remaining outstanding is convertible into one common share of the Company at a price that equal to ninety percent of volume weighted average trading price during the three trading days immediately preceding the date at which Denali submits the written notice of conversion to the Company.

	a) PGG	b) Denali	Total
March 31, 2012	$-	$-	$-
Discounted principal	4,003,255	-	4,003,255
Principal	-	100,000	100,000
Accrued interest	93,577	2,000	95,577
September 30, 2012	4,096,832	102,000	4,198,832
Less: promissory notes – current	(947,980)	-	(947,980)
Promissory notes – long-term	$3,148,852	$102,000	$3,250,852

Principal repayments of total Promissory Notes are payable over the next five years as follows:

June 2013	$1,000,000
June 2014	1,100,000
June 2015	1,000,000
June 2016	1,000,000
June 2017	1,000,000
Total	$5,100,000

Capital Stock	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Capital Stock [Abstract]
CAPITAL STOCK

7)        CAPITAL STOCK

a)  Authorized

The total authorized is 500,000,000 common stocks with a par value of $0.001 per common stock.

b)  Issued and Outstanding

On September 14, 2012, the Company issued 600,000 common shares for gross proceeds of $600,000.

On June 14, 2012, the Company issued 5,000,000 common shares to PGG to effect the acquisition and RTO.  Prior to the acquisition and RTO (Notes 1 and 5), PGT Limited engaged in the following equity transactions which have been restated using the exchange ratio established in the acquisition agreement to reflect 5,000,000 common shares issued in the reverse acquisition.

On April 5, 2011, PGT Limited issued 1 common share at a value of £1 per share, upon the acquisition and RTO which has been restated using the exchange ratio established in the Assignment and Share Transfer Agreement to reflect 5,000,000 common shares issued in the reverse acquisition.  Further, the $5,000,000 promissory note (net present value of $4,003,255) is deemed to be the withdrawal of contribution which is first to reduce the remaining additional paid-in capital of PGT Limited ($1,419) with the remaining balance ($4,001,836) charged to deficit.

Prior to the acquisition and RTO (Notes 1 and 5) common shares totalling 27,002 were considered as a recapitalization to PGT Limited.

At September 30, 2012, there were 5,627,002 common stocks issued and outstanding.

4.             CAPITAL STOCK

Authorized:

Unlimited common stocks with no par value

Issued and Outstanding

On April 5, 2011, the Company issued 1 common stock at value of £1 per share. As at March 31, 2012, the Company had 1 common stock issued and outstanding.

Commitment	6 Months Ended
Sep. 30, 2012
Commitment [Abstract]
COMMITMENT

8)        COMMITMENT

On May 1, 2010, the Company entered consulting agreement with Sichel Limited (“Sichel”), the parent company of PGG. Sichel will assist the Company in developing commercial agreements for Green Technology and the building of an international distribution centre. The agreement shall continue for four years with consideration as follows:

Stock consideration to Sichel or to any third party as directed by Sichel of 5,000 ordinary shares of the Company upon signing of the agreement, which have been waived by Sichel;

Monthly consultancy fees of $20,000 are to be paid within fourteen days of each month-end. If the Company is unable to pay this fee, then Sichel has the option to elect to be paid 5,000 common shares of the Company in lieu of cash;

Sales commission of 10% of sales value excluding shipping and local sales taxes; and

Finance commission of 10% of net proceeds of any funds raised by way of issued of stock, debt or convertible note after any brokers commission as introduced by Sichel.

Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

7.             SUBSEQUENT EVENTS

The Company has evaluated subsequent events for the period ended March 31, 2012 through the date the financial statements were issued, and concluded there were no other events or transactions occurring during this period that required recognition or disclosure in its financial statements.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis of Presentation

a)  Basis of Presentation

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”).  All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as at September 30, 2012 have been included.

Basis of Presentation

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”).  All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as at March 31, 2012 have been included.

Accounting Method

b)  Accounting Method

The Company’s consolidated financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Accounting Method

The Company’s financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Cash and Cash Equivalents

c)  Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, and all highly liquid debt instruments purchased with an original maturity of three months or less.  As at September 30, 2012 and March 31, 2012, there were no cash equivalents.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, and all highly liquid debt instruments purchased with a maturity of three months or less.  As at March 31, 2012, there were no cash equivalents.

Use of Estimates

d)  Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from these estimates. The significant areas requiring the use of management estimates are related to valuation of deferred taxes. Although these estimates are based on management‘s knowledge of current events and actions management may undertake in the future, actual results may ultimately differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from these estimates. The significant areas requiring the use of management estimates are related to the valuation of deferred taxes. Although these estimates are based on management‘s knowledge of current events and actions management may undertake in the future, actual results may ultimately differ materially from those estimates.

Stock-Based Compensation

e)  Stock-Based Compensation

The Company followed Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”, to account for its stock options and similar equity instruments issued.  Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period.  ASC 718 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

The Company did not grant any stock options during the periods ended September 30, 2012 and March 31, 2012.

Stock-Based Compensation

The Company followed Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”, to account for its stock options and similar equity instruments issued.  Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period.  ASC 718 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

The Company did not grant any stock options during the period ended March 31, 2012.

Foreign Currency Translations

f)  Foreign Currency Translations

The Company‘s has chosen U.S. dollars as its functional and reporting currency. PGT Limited has chosen U.K. pounds as its functional currency. Foreign currency transactions in the foreign subsidiaries are translated into their functional currency using the exchange rate in effect at that date for assets, liabilities, revenues and expenses. At the period end, monetary assets and liabilities denominated in the foreign currency are re-evaluated into the functional currency by using the exchange rate in effect for the period end. The resulting foreign exchange gains and losses are included in operations.

Assets and liabilities of the foreign subsidiaries are translated into the reporting U.S. dollars at exchange rates in effect at the balance sheet date. Revenues and expenses are translated at the average exchange rates. Gain and losses from such translations are included in stockholders’ equity, as a component of other comprehensive income.

Foreign Currency Translations

The Company’s functional currency is British Pounds. Transactions in other currencies are recorded in British Pounds at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into British Pounds at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the statements of operations.

The Company has chosen U.S. dollars as its reporting currency. The Company’s assets and liabilities are translated into the reporting U.S. dollars at exchange rates at the balance sheet date, equity accounts are translated at historical exchange rate and revenues and expenses are translated by using the average exchange rates. Accumulated translation adjustments are reported as a separate component of other comprehensive income (loss) in the statement of stockholders’ equity.

Comprehensive Income

g)  Comprehensive Income

ASC 220, “Comprehensive Income” establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its statements of operations and comprehensive loss. Comprehensive income comprises equity except those transactions resulting from investments by owners and distributions to owners. The Company has no elements of “other comprehensive income” for the periods ended September 30, 2012 and March 31, 2012.

Comprehensive Income (Loss)

ASC 220, “Comprehensive Income” establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its statement of operations and comprehensive loss. Comprehensive income (Loss) comprises equity except those transactions resulting from investments by owners and distributions to owners.

Concentration of credit risk

h)  Concentration of credit risk

The Company places its cash and cash equivalents with high credit quality financial institution. As of September 30, 2012 and March 31, 2012, the Company had approximately $nil in a bank beyond federally insured limit.

Concentration of credit risk

The Company places its cash and cash equivalent with high credit quality financial institution. As of March 31, 2012, the Company had approximately $nil in a bank beyond federally insured limit.

Income Taxes

i)  Income Taxes

ASC 740, “Income Taxes” requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequence of events that have been recognized in the Company’s consolidated financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse.

Income Taxes

SC740, “Income Taxes” requires the Company to recognized deferred tax liabilities and assets for the expected future tax consequence of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse.

Basic and Diluted Loss per Share

j)  Basic and Diluted Loss per Share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is calculated using the treasury stock method and reflects the potential dilution of securities by including stock options, special warrants, and contingently issuable shares, if any, in the weighted average number of common shares outstanding for a year, if dilutive. In a loss year, potential dilutive common shares are excluded from the loss per share calculation as the effect would be anti-dilutive. Accordingly, basic and diluted loss per share is the same for the loss year. As at September 30, 2012 and March 31, 2012, the basic loss per share was equal to diluted loss per share as there was no dilutive instruments.

Basic and Diluted Loss per Share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is calculated using the treasury stock method and reflects the potential dilution of securities by including stock options, special warrants, and contingently issuable shares, if any, in the weighted average number of common shares outstanding for a year, if dilutive. In a loss year, potential dilutive common shares are excluded from the loss per share calculation as the effect would be anti-dilutive. Accordingly, basic and diluted loss per share is the same for the loss year. As at March 31, 2012, the basic loss per share was equal to diluted loss per share as there was no dilutive instruments.

Fair Value of Financial Instruments

k)  Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value as follows:

Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3 – inputs that are not based on observable market data.

For the periods ended September 30, 2012 and March 31, 2012, the fair value of cash and cash equivalents was measured using Level 1 inputs. The Company’s financial instruments include cash and cash equivalents, accounts payable and accrued liabilities, due to related parties, and promissory notes.  With the exception of the promissory notes, the fair values of these financial instruments approximate their carrying values due to their short-term nature.  The promissory note has been discounted to reflect its net present value as at September 30, 2012. Management is of the opinion that the Company is not exposed to significant interest, credit or currency risks arising from these financial instruments.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value as follows:

●	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2 – inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – inputs that are not based on observable market data.

For the period ended March 31, 2012, the fair value of cash and cash equivalents was measured using Level 1 inputs. The Company’s financial instruments include cash and cash equivalents, accounts payable and accrued liabilities and shareholder loan.  Fair values of these financial statements approximate their carrying values due to their short-term nature.  Management is of the opinion that the Company is not exposed to significant interest, credit or currency risks arising from these financial instruments.

New Accounting Pronouncements

l)  New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This Update resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term ―fair value. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASC No. 2011- 4 is not expected to have a material impact on the Company‘s consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on April 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.

New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This Update resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term ―fair value. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASC No. 2011- 04 is not expected to have a material impact on the Company‘s financial statements.

In June 2011, the FASB issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on April 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on the Company’s financial position or results of operations.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Summary of reconciliation of income taxes at statutory rates with reported taxes

Period from April 5, 2011 (Inception) March 31, 2012

Loss for the period	$159,387
Statutory UK tax rate	20%

Income tax recovery	31,900
Non-deductible expenses	(400)
Unrecognized benefit of non-capital losses	(31,500)
$-

Summary of deferred tax assets and valuation account
March 31, 2012
Deferred tax asset:
Net operating loss carryforward	$31,000
Valuation allowance	(31,000)
$-

Due to Related Parties (Tables)	6 Months Ended
Sep. 30, 2012
Due To Related Parties [Abstract]
Schedule of related party disclosure

Related Party Disclosure
Name and Principal Position	Period (i)	Remuneration or fees(ii)	Due to Related Parties(iii)
Sichel Limited, a corporation who became a shareholder of the Company.	20122011	$71,333-	$854,254127,968

(i)	For the six months ended 30 September 2012 and 2011

(ii)	Amounts disclosed were paid or accrued to the related party

(iii)	The loan is unsecured, non-interest bearing, and is due on demand.

Acquisition (Tables)	6 Months Ended
Sep. 30, 2012
Acquisition [Abstract]
Schedule of business acquisitions

Cash	$1,430
Less: Accounts payable and accrued liabilities	(123,536)
Less: Due to related parties	(526,020)
Less: Promissory note in connection with the RTO	(4,003,255)
Net liabilities acquired	$(4,651,381)

Promissory Notes (Tables)	6 Months Ended
Sep. 30, 2012
Promissory Notes [Abstract]
Long term promissory notes

	a) PGG	b) Denali	Total
March 31, 2012	$-	$-	$-
Discounted principal	4,003,255	-	4,003,255
Principal	-	100,000	100,000
Accrued interest	93,577	2,000	95,577
September 30, 2012	4,096,832	102,000	4,198,832
Less: promissory notes – current	(947,980)	-	(947,980)
Promissory notes – long-term	$3,148,852	$102,000	$3,250,852

Principal repayments of total Promissory Notes
June 2013	$1,000,000
June 2014	1,100,000
June 2015	1,000,000
June 2016	1,000,000
June 2017	1,000,000
Total	$5,100,000

Nature of Business and Overview (Details) (USD $)	1 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Jun. 14, 2012	Jun. 13, 2012	Mar. 31, 2012	Apr. 05, 2011
Nature Of Business and Overview (Textual)
Reverse stock split	2,000 existing common shares for one new common share
Common stock, par value (in dollar)		$ 0.001		$ 0.001	$ 0.001
Percentage of ownership acquired by EnviroResolutions, Inc. (“Enviro”)			100.00%
Number of shares issued to company for business acquisition	5,000,000
Promissory notes issued to company for business acquisition			$ 5,000,000			$ 5,000,000
Maturity period for Representation agreement	10 years
Percentage of commission on sales under agreement			20.00%

Going Concern (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Apr. 05, 2011
Going Concern (Textual)
Working capital deficit	$ 1,466,971	$ 158,213
Accumulated deficit during development stage	$ 5,313,446	$ 159,387	$ 4,001,836

Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies (Textual)
Cash equivalents	$ 0	$ 0
Share-based compensation arrangement, options, grants in period, gross	0	0
Concentration credit risk, maximum exposure

Income Taxes (Details) (USD $)	6 Months Ended		12 Months Ended	18 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Sep. 30, 2012
Summary of reconciliation of income taxes at statutory rates with reported taxes
Net Loss	$ (504,098)		$ 159,387	$ (663,484)
Statutory UK tax rate			20.00%
Income tax recovery			31,900
Non-deductible expenses			(400)
Unrecognized benefit of non-capital losses			(31,500)
Total

Income Taxes (Details 1) (USD $)	Mar. 31, 2012
Summary of deferred tax assets and valuation account
Net operating loss carryforward	$ 31,000
Valuation allowance	(31,000)
Total

Income Taxes (Details Textual) (USD $)	Mar. 31, 2012
Income Taxes (Textual)
Non-capital losses	$ 157,000

Due to Related Parties (Details) (USD $)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Summary of related party disclosure
Due to related parties	$ 854,254		$ 127,968
Sichel Limited, a corporation who became a shareholder of the Company [Member]
Summary of related party disclosure
Remuneration or fees	71,333
Due to related parties	$ 854,254		$ 127,968

Due to Related Parties (Details Textual)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 GBP (£)	Sep. 30, 2012 USD ($)
Due to Related Parties (Textual)
Due to related parties	$ 127,968		$ 854,254
Consulting fees paid to director and officer	76,579	47,976
Market interest rate, Percentage	7.90%	7.90%
Interest expense	$ 1,419

Acquisition (Details) (USD $)	Jun. 14, 2012	Apr. 05, 2011
Breakdown of PGT Inc. net assets
Cash	$ 1,430
Less: Accounts payable and accrued liabilities	(123,536)
Less: Due to related parties	(526,020)
Less: Promissory note in connection with the RTO	(4,003,255)	(4,003,255)
Net liabilities acquired	$ (4,651,381)

Acquisition (Details Textual) (USD $)	1 Months Ended
	Jun. 30, 2012	Jun. 14, 2012	Apr. 05, 2011
Acquisition (Textual)
Percentage of ownership acquired by EnviroResolutions, Inc. (“Enviro”)		100.00%
Number of shares issued to company for business acquisition	5,000,000
Promissory notes issued to company for business acquisition		$ 5,000,000	$ 5,000,000
Net present value of the Promissory Note		$ 4,003,255	$ 4,003,255
Discount rate to arrive the net present value of promissory note	7.90%

Promissory Notes (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Long term promissory notes
Discounted principal	$ 4,003,255
Principal	100,000
Accrued interest	95,577
Promissory notes current and non-current	4,198,832
Less: promissory notes – current	947,980
Promissory notes – long-term	3,250,852
PGG [Member]
Long term promissory notes
Discounted principal	4,003,255
Principal
Accrued interest	93,577
Promissory notes current and non-current	4,096,832
Less: promissory notes – current	947,980
Promissory notes – long-term	3,148,852
Denali [Member]
Long term promissory notes
Discounted principal
Principal	100,000
Accrued interest	2,000
Promissory notes current and non-current	102,000
Less: promissory notes – current
Promissory notes – long-term	$ 102,000

Promissory Notes (Details 1) (USD $)	Sep. 30, 2012
Principal repayments of total Promissory Notes
June 2013	$ 1,000,000
June 2014	1,100,000
June 2015	1,000,000
June 2016	1,000,000
June 2017	1,000,000
Total	$ 5,100,000

Promissory Notes (Details Textual) (USD $)	1 Months Ended
	Jul. 31, 2012	Jul. 03, 2012
Promissory Notes (Textual)
Promissory note issued to Denali, amount	$ 100,000
Maturity date of promissory note issued to Denali	Jun 30, 2014
Interest rate on promissory note		8.00%
Description of conversion of promissory notes into one common share	Price that equal to ninety percent of volume weighted average trading price during the three trading days immediately preceding the date at which Denali submits the written notice of conversion to the Company.

Capital Stock (Details)	1 Months Ended		12 Months Ended	18 Months Ended
	Jun. 30, 2012	Apr. 30, 2011	Mar. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 14, 2012 USD ($)	Jun. 13, 2012 USD ($)	Apr. 05, 2011 USD ($)	Apr. 05, 2011 GBP (£)
Capital Stock (Textual)
Common stock, shares authorized			500,000,000	500,000,000
Common stock, par value (in dollar)			$ 0.001	$ 0.001		$ 0.001
Common shares issued		1		600,000
Gross proceeds of stock			$ 2	$ 600,000
Share price of per common stock								£ 1
Common shares issued to PGG to effect the acquisition and RTO	5,000,000
Promissory notes					5,000,000		5,000,000
Net present value of the Promissory Note					4,003,255		4,003,255
Additional paid-in capital			1,419	599,400			1,419
Accumulated deficit during development stage			$ (159,387)	$ (5,313,446)			$ (4,001,836)
Common shares issued in reverse acquisition							5,000,000	5,000,000
Common shares considered as recapitalization, Prior to the acquisition and RTO				27,002
Common stock, shares issued			5,000,000	5,627,002
Common stock, shares outstanding			5,000,000	5,627,002

Commitment (Details) (USD $)	1 Months Ended
May 31, 2010
Commitment (Textual)
Stock consideration to Sichel	5,000
Monthly consultancy fees	$ 20,000
Monthly consultancy fees payament description	Within fourteen days of each month-end.
Percentage of sales commission	10.00%
Percentage of finance commission	10.00%
Common share issued by Sichel	5,000